Form N-1A Supplement	Jul. 15, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Unconstrained Bond Series (Class I, Class S, Class W and Z) (the “Series”)

Supplement dated July 15, 2025 to:

•	the Summary Prospectus for the Series dated March 1, 2025 (the “Summary Prospectus”); and
•	the Prospectus for the Series dated March 1, 2025 (the “Prospectus”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective July 15, 2025 (the “Effective Date”), the Series’ secondary benchmark will change as follows:

Current Secondary Benchmark	New Secondary Benchmark
FTSE 3-Month Treasury Bill Index	ICE BofA US 3-Month Treasury Bill Index

Accordingly, as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

In the “Summary of Past Performance” section of the Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following: